10-Q Nature of Operations and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements for BSHI and its wholly-owned subsidiaries (“Bowhead”) are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and do not contain all of the information and footnotes required by U.S. GAAP for complete financial statements. As such, the disclosures provided herein should be read in conjunction with the Company’s latest annual financial statements. In the opinion of management, the condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position. All intercompany transactions and balances are eliminated in consolidation. Interim results are not necessarily indicative of results of operations for the full year.	Basis of Presentation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company and its wholly-owned subsidiaries as of and for the years ended December 31, 2023 and 2022. All intercompany transactions and balances are eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Significant estimates in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverable on unpaid losses and loss adjustment expenses, fair value of investments, and income taxes.
Management bases its estimates and assumptions on historical experience and other factors, including the current economic environment and on various other judgments that it believes to be reasonable under the circumstances. Management periodically reviews its estimates and assumptions and makes adjustments thereto when
facts and circumstances dictate. Changes in accounting estimates and underlying assumptions are recognized prospectively in the condensed consolidated financial statements.	Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Significant estimates in the Company’s consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverable on unpaid losses and loss adjustment expenses, fair value of investments, and income taxes.
Management bases its estimates and assumptions on historical experience and other factors, including the current economic environment and on various other judgments that it believes to be reasonable under the circumstances. Management periodically reviews its estimates and assumptions and makes adjustments thereto when facts and circumstances dictate. Changes in accounting estimates and underlying assumptions are recognized prospectively in the consolidated financial statements.
Basic and Diluted Earnings Per Share
Basic and Diluted Earnings Per Share
Basic earnings per share is calculated by dividing net income by the weighted-average common stock outstanding for the period. Diluted earnings per share follows the basic earnings per share calculation, except the denominator is increased to reflect the dilution that may occur if equity based awards are converted into common stock equivalents, as calculated using the treasury stock method. Anti-dilutive equity based awards, which are awards that would increase earnings per share upon conversion under the treasury stock method, are excluded in the calculation of diluted earnings per share.
Basic and Diluted Earnings Per Share
Basic earnings per share is calculated by dividing net income by the weighted-average common stock outstanding for the period. Diluted earnings per share is calculated by dividing net income by the weighted average number of common stock and dilutive potential common stock outstanding during the year. The Company does not have any potentially dilutive shares, as the only shares that are outstanding for BSHI are the common stock.

Stock-Based Compensation
Stock-Based Compensation
Class P Interests
BIHL, the majority stockholder of BSHI, issued Class P Interests to certain employees in connection with the Company’s pre-IPO employee compensation structure. Each Class P Interest is structured as a profit interest award and entitles the employees to profits after the partners of BIHL receive a return of their initial investment. The Class P Interests are accounted for as equity under accounting standards codification (“ASC”) 718, Compensation – Stock Compensation (“ASC 718”). The fair value of the compensation cost incurred under these awards is measured at the date of grant based on the fair value of the award and is recognized as operating expenses within the Condensed Consolidated Statements of Income and Comprehensive Income, using a graded method over the requisite service period. The Company recognizes any award forfeitures when they occur.
2024 Plan
On May 22, 2024, the Company’s Board of Directors (the “Board”) approved and adopted the 2024 Omnibus Incentive Plan (the “2024 Plan”), which provides for the grant of stock options (including incentive stock options (“ISOs”) and nonqualified stock options), stock appreciation rights, restricted stock, restricted stock units (“RSUs”), other stock-based awards, stock bonuses, cash awards and substitute awards.
Under the 2024 Plan, the Company granted RSUs to the Company’s employees and certain Board directors, and performance stock units (“PSUs”) to its chief executive officer (the “CEO”).
Restricted Stock Units
The RSUs are subject to a service condition and are accounted for as equity under ASC 718. The RSUs are valued based on the fair value of the underlying award, which is Bowhead’s common stock, at the date of grant. The Company recognizes the compensation cost for the RSUs on a straight-line basis over the awards’ vesting period as operating expenses within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. The Company recognizes any award forfeitures when they occur.
Performance Stock Units
The PSUs are subject to both a service and a market condition, and may be settled in cash upon the occurrence of an event that is outside of the Company’s control. The PSUs are accounted for as mezzanine equity on the Company’s Condensed Consolidated Balance Sheets under ASC 718 until the vesting date. The PSUs are measured at fair value based on a Monte Carlo simulation model. The Company recognizes the compensation cost for PSUs on a straight-line basis over the award’s vesting period as operating expenses within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. If the market condition is not achieved, previously recognized compensation expense is not reversed. The Company recognizes any award forfeitures when they occur.
Warrants
On May 22, 2024, the Board approved the issuance of warrants to AmFam, a related party of the Company, to purchase shares of the Company’s common stock. The warrants are subject to a service condition and are accounted for as equity under ASC 718. The fair value of the warrants are based on Black-Scholes-Merton pricing models. The Company recognizes compensation cost for the warrants on a quarterly basis over the awards’ vesting period as warrant expense within the Company’s Condensed Consolidated Statements of Income and Comprehensive Income. The Company recognizes any award forfeitures when they occur.
See Note 9 for additional information on the Company’s stock-based compensation.
Share-Based Compensation
BIHL, the parent company of BSHI, issued Class P Interests to certain employees in connection with the Company’s employee compensation structure. Each Class P Interest is structured as a profit interest award and entitles the employees to profits after the partners of BIHL receive a return of their initial investment. The Class P Interests are accounted for as equity under ASC 718, Compensation – Stock Compensation. The fair value of the compensation cost incurred under these awards is measured at the date of grant based on the fair value of the award and is recognized as operating expense within the Consolidated Statements of Income and Comprehensive Income using a graded method over the requisite service period. Forfeitures are recognized when they occur.
See Note 9 for additional information on share-based compensation.

Deferred Financing Fees
Deferred Financing Fees
Costs associated with the establishment of a senior secured revolving credit facility have been deferred and are amortized using the straight-line method over the terms of such instruments. Unamortized deferred financing fees are presented within other assets on the Company’s Condensed Consolidated Balance Sheets, and amortization expenses related to such costs are included in credit facility interest expenses and fees in the Company’s Condensed Consolidated Statements of Income and Comprehensive Income.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company has not adopted any new accounting standards during the three and six months ended June 30, 2024.
Recently Issued Accounting Standards Not Yet Adopted
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company is provided an option to adopt new or revised accounting guidance as an “emerging growth company” under the JOBS Act either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible.
There are no prospective accounting standards which, upon their effective date, would have a material impact on the Company’s condensed consolidated financial statements.
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
Accounting Standards Update ("ASU") 2016-13, Financial Instruments – Credit Losses (Topic 326)
On June 16, 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326)" to provide more useful information about the expected credit losses on financial instruments. The update requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available-for-sale fixed-maturity securities must also be recorded through an allowance for credit losses, which is limited to the amount by which fair value is below amortized cost. The measurement of credit losses on available-for-sale securities is similar under previous U.S. GAAP, but the update requires the use of the allowance account through which amounts can be reversed, rather than through an irreversible write-down. The FASB has issued additional ASUs on Topic 326 that do not change the core principle of the guidance in ASU 2016-13 but clarify certain aspects of it.
The Company adopted ASU 2016-13 on January 1, 2023, using the modified-retrospective approach. The adoption of this ASU resulted in the recognition of an allowance for credit loss related to the Company’s reinsurance recoverables and premium balances receivable. Because the Company enters into contracts with reinsurers that have A.M. Best ratings of “A” (Excellent) or better and has a history of collecting premium balances receivable, the effect of adoption was not material to the Company’s consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company is provided an option to adopt new or revised accounting guidance as an “emerging growth company” under the JOBS Act either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible.
There are no other prospective accounting standards which, upon their effective date, would have a material impact on the Company’s consolidated financial statements.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is determined based on a fair value hierarchy that prioritizes the use of observable inputs over the use of unobservable inputs and requires the use of observable inputs when available. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, as follows:
•Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
•Level 2: Significant other observable inputs other than Level 1 inputs, such as quoted prices in active markets for similar assets or liabilities, quoted prices in inactive markets for identical assets or liabilities, or other inputs that are directly or indirectly observable through market-corroborated inputs, such as interest rates, yield curves, prepayment speeds, default rates, or loss severities.
•Level 3: Significant unobservable inputs used to measure fair value to the extent that relevant observable inputs are not available, and that reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the measurement date.
The Company’s investments in fixed maturity securities, all of which are classified as available for sale, are carried at fair value. All of the Company’s fixed maturity securities investments were priced by independent pricing services. The prices provided by the independent pricing services are estimated based on observable market data in active markets utilizing pricing models and processes, which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, sector groupings, matrix pricing and reference data. Under certain circumstances, if a vendor price is unavailable, a price may be obtained from a broker. The pricing services may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs are available for each security evaluation on any given day. The pricing services used by the Company have indicated that they will only produce an estimate of fair value if objectively verifiable information is available. The determination of whether markets are active or inactive is based upon the volume and level of activity for a particular asset class.
The fair values of short-term investments approximate their carrying values due to their short-term maturity.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is determined based on a fair value hierarchy that prioritizes the use of observable inputs over the use of unobservable inputs and requires the use of observable inputs when available. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, as follows:
▪Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
▪Level 2: Significant other observable inputs other than Level 1 inputs, such as quoted prices in active markets for similar assets or liabilities, quoted prices in inactive markets for identical assets or liabilities, or other inputs that are directly or indirectly observable through market-corroborated inputs, such as interest rates, yield curves, prepayment speeds, default rates, or loss severities.
▪Level 3: Significant unobservable inputs used to measure fair value to the extent that relevant observable inputs are not available, and that reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the measurement date.
See Note 4 for further details regarding fair value disclosures.
The Company’s investments in fixed maturity securities, all of which are classified as available for sale, are carried at fair value. All of the Company’s fixed maturity securities investments were priced by independent pricing services. The prices provided by the independent pricing services are estimated based on observable market data in active markets utilizing pricing models and processes, which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, sector groupings, matrix pricing and reference data. Under certain circumstances, if a vendor price is unavailable, a price may be obtained from a broker. The pricing services may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs are available for each security evaluation on any given day. The pricing services used by the Company have indicated that they will only produce an estimate of fair value if objectively verifiable information is available. The determination of whether markets are active or inactive is based upon the volume and level of activity for a particular asset class.
The fair values of short-term investments approximate their carrying values due to their short-term maturity.